Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended				12 Months Ended			48 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Mar. 31, 2029	Mar. 31, 2029	Oct. 31, 2029
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					27
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel								43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					76		81
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						67		67
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					92
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel									71
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.50%	6.60%	6.20%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			3.90%
Canada GDP growth rate [member] | Above Q4 2023 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.40%
U.S. GDP growth rate [member] | Above Q4 2023 levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	0.40%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							1.60%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								5.00%		5.00%
Canadian housing price index growth rate [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					1.40%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					10.90%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								9.60%
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					(30.00%)
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage								4.20%